Shareholders’ Deficit (Details) - USD ($)	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Mar. 11, 2024	Sep. 30, 2023
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)			$ 5,100,000
Preferred shares, authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued			1,275,000
Common stock, par value (in Dollars per share)			$ 4
Common stock vote	one	one
Shares divided	1,000,000
Share Capital [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)	$ 14,000	$ 14,000		$ 601,000
Ordinary shares, shares authorized	479,000,000	479,000,000		479,000,000
Common stock shares issued	146,741,306	146,741,306		2,500,100
Common stock share outstanding	146,741,306	146,741,306		2,500,100
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.2405
Shares divided	479,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)
Ordinary shares, shares authorized	20,000,000	20,000,000		20,000,000
Common stock shares issued
Common stock share outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Shares divided	20,000,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Authorized share capital (in Dollars)	$ 50,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock shares issued	146,741,306
Common stock share outstanding	146,741,306
Common stock, par value (in Dollars per share)	$ 0.0001